Note 14 Debt securities by rating (Details) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022	[3]	Dec. 31, 2021
Debt securities by rating [Line Items]
Debt Securities at amortized cost	[1]	€ 49,462	€ 36,639	[2],[4]	€ 34,781
Percentage of debt securities at amortized cost by rating		100.00%	100.00%		100.00%
BBVA AAA Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 1,829	€ 3,068		€ 143
Percentage of debt securities at amortized cost by rating		3.70%	8.40%		0.40%
BBVA AA plus [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 3,096	€ 217		€ 77
Percentage of debt securities at amortized cost by rating		6.30%	0.60%		0.20%
BBVA AA Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 142	€ 82		€ 76
Percentage of debt securities at amortized cost by rating		0.30%	0.20%		0.20%
BBVA AA Minus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 60	€ 76		€ 69
Percentage of debt securities at amortized cost by rating		0.10%	0.20%		0.20%
BBVA A plus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 25	€ 13		€ 62
Percentage of debt securities at amortized cost by rating		0.10%	0.00%		0.20%
BBVA A Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 444	€ 524		€ 619
Percentage of debt securities at amortized cost by rating		0.90%	1.40%		1.80%
BBVA A Minus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 24,739	€ 17,050		€ 16,312
Percentage of debt securities at amortized cost by rating		50.00%	46.50%		46.90%
BBVA BBB Plus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 6,615	€ 4,710		€ 9,336
Percentage of debt securities at amortized cost by rating		13.40%	12.90%		26.80%
BBVA BBB Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 4,551	€ 4,091		€ 3,853
Percentage of debt securities at amortized cost by rating		9.20%	11.20%		11.10%
BBVA BBB minus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 548	€ 351		€ 527
Percentage of debt securities at amortized cost by rating		1.10%	1.00%		1.50%
BBVA BB Plus Rating [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 6,642	€ 5,789		€ 3,120
Percentage of debt securities at amortized cost by rating		13.40%	15.80%		9.00%
Unclassified [Member]
Debt securities by rating [Line Items]
Debt Securities at amortized cost		€ 772	€ 667		€ 587
Percentage of debt securities at amortized cost by rating		1.60%	1.80%		1.70%

[1]
(1) This includes redesignations to the heading "Financial assets at fair value through other comprehensive income" due to the application of IFRS 17 (see Notes 1.3, 2.3 and Appendix X). During 2023, 2022 and 2021, there have been no other significant reclassifications from the heading “Financial assets at amortized cost” to other headings or from other headings to “Financial assets at amortized cost”.

[2]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[3]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).
[4]	(1) Balances corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).